Information About Components of Consolidated Statements of Financial Position - Schedule of Intangible Assets and Liabilities Assumed (Details)	12 Months Ended
Jun. 30, 2025
Schedule of Intangible Assets and Liabilities Assumed [Line Items]
Discount rate	16.39%
Discount rate	11.56%
Percentage of risk premium	2.00%
Growth rate used to extrapolate future cash flow projections to terminal period	2.00%
Rizobacter UGE [Member]
Schedule of Intangible Assets and Liabilities Assumed [Line Items]
Discount rate	14.11%
Pro Farm UGE [Member]
Schedule of Intangible Assets and Liabilities Assumed [Line Items]
Discount rate	9.28%